Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022

Senior secured promissory notes – various investors.  Monthly payments of interest only at 10% plus deferred interest of 5% accrued monthly to be paid at maturity.  A minimum of one year interest is due at maturity. Matures the earlier of (a) May 15, 2023, (b) the closing of a qualified subsequent financing or (c) the closing of a change of control. The notes are senior to all other debt and are secured by substantially all assets of the Company. The notes included detachable warrants to purchase 482,268 shares of common stock at an exercise price of $3.32 per share (see Note 10 – Stockholders’ Equity in Item 1 – Financial Statements of Part I – Financial Information). Debt issuance costs and discount totaling $1,287,160 at date of issuance were being amortized and recognized as additional interest expense over the term of the notes using the straight-line method because it was not substantially different from the effective interest rate method. We determined the expected life of the notes to be the contractual term. Interest expense related to these notes includes amortization of debt issuance costs and discount in the amount of $0 and $1,196,843, respectively, for the three months and nine months ended September 30, 2022, respectively. The notes were paid in full in April 2022.

	$—	$—
Note payable – bank. Payable in monthly installments of $332, including interest at 5.8% per annum, due August 2025, secured by equipment and personally guaranteed by a co-founder.	7,213	9,825
Note payable – credit union. Payable in monthly installments of $508, including interest at 5.45% per annum, due July 2026, secured by a vehicle and personally guaranteed by a co-founder.	15,514	19,364
Note payable – SBA. Economic Injury Disaster Loan payable in monthly installments of $731, including interest at 3.75% per annum, due May 2050, and personally guaranteed by a co-founder.	147,735	150,114
Note payable – individual. Monthly payments of interest only at 10% per annum, matured December 31, 2021 resulting in the entire principal balance recorded in current portion of long-term debt on the accompanying Balance Sheets for the year ending December 31, 2021; pursuant to the note, the past due balance is subject to 1% additional monthly interest which increases one percent for each month beyond maturity date, unsecured. The Company remained in compliance with the extended maturity interest payments and paid the note in full in April 2022.	—	—
Note payable – finance company. Payable in monthly installments of $994, including interest at 8.5% per annum, due July 2026, secured by a vehicle and personally guaranteed by a stockholder. The Note was paid in full September 2022.	—	—
Note payable – finance company. Payable in monthly installments of $2,204, including interest at 11.21% per annum, due August 2026, secured by a vehicle and personally guaranteed by a co-founder. The note was paid in full January 2023.	—	79,963
Notes payable – The Company has acquired six notes payable to GM Financial for vehicles. In April 2022, the Company secured a commercial line up to $300,000 to be used to finance vehicle purchases. The agreement expired in April 2023 but was renewed for a commercial line up to $350,000 and prevailing GM Financial existing term notes will remain. The new agreement expires in April 2024. One note was paid off when the corresponding vehicle was sold in May 2023, so there are five notes remaining at September 30, 2023. The notes are currently payable in aggregate monthly installments of $4,084, including interest at rates ranging from 5.89% to 7.29% per annum, mature at various dates from October 2027 to May of 2028, and are secured by the related vehicles. Two of the notes are personally guaranteed by a co-founder.	191,027	251,209
Total	$361,489	$510,475
Less current portion	(50,058)	(71,426)
Long-term debt, net of unamortized debt discount and current portion	$311,431	$439,049

Future maturities of long-term debt are as follows:

Twelve months ending September 30,
2024	$50,058
2025	52,934
2026	50,982
2027	49,561
2028	27,963
Thereafter	129,991
Total	$361,489

7.     Long-Term Debt

Long-term debt consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Senior secured promissory notes – various investors. Monthly payments of interest only at 10% plus deferred interest of 5% accrued monthly to be paid at maturity. A minimum of one year interest is due at maturity. Matures the earlier of (a) May 15, 2023, (b) the closing of a qualified subsequent financing or (c) the closing of a change of control. The notes are senior to all other debt and are secured by substantially all assets of the Company. The notes included detachable warrants to purchase 482,268 shares of common stock at an exercise price of $3.32 per share (see Note 12 – Stockholders’ Equity). Debt issuance costs and discount totaling $1,287,160 at date of issuance were being amortized and recognized as additional interest expense over the term of the notes using the straight-line method because it was not substantially different from the effective interest rate method. We determined the expected life of the notes to be the contractual term. Interest expense related to these notes includes amortization of debt issuance costs and discount in the amount of $1,196,843 and $117,587, respectively, for the years ended December 31, 2022 and 2021, respectively. The notes were paid in full in April 2022	$—	$1,600,000
Note payable – bank. Payable in monthly installments of $332, including interest at 5.8% per annum, due August 2025, secured by equipment and personally guaranteed by a co-founder.	9,825	13,135
Note payable – credit union. Payable in monthly installments of $508, including interest at 5.45% per annum, due July 2026, secured by a vehicle and personally guaranteed by a co-founder.	19,364	24,259
Note payable – SBA. Economic Injury Disaster Loan payable in monthly installments of $731, including interest at 3.75% per annum, due May 2050, and personally guaranteed by a co-founder.	150,114	153,193

Note payable – individual. Monthly payments of interest only at 10% per annum, matured December 31, 2021 resulting in the entire principal balance recorded in current portion of long-term debt on the accompanying Balance Sheets for the year ending December 31, 2021; pursuant to the note, the past due balance is subject to 1% additional monthly interest which increases one percent for each month beyond maturity date, unsecured. The Company remained in compliance with the extended maturity interest payments and paid the note in full in April 2022	—	100,000
Note payable – finance company. Payable in monthly installments of $994, including interest at 8.5% per annum, due July 2026, secured by a vehicle and personally guaranteed by a shareholder. The Note was paid in full September 2022.	—	45,832
Note payable – finance company. Payable in monthly installments of $2,204, including interest at 11.21% per annum, due August 2026, secured by a vehicle and personally guaranteed by a co-founder. The note was paid in full January 2023.	79,963	96,155
Notes payable – The Company has six and two notes payable to GM Financial for vehicles at September 30, 2022 and December 31, 2021. In April 2022, the Company secured a commercial line up to $300,000 to be used to finance vehicle purchases. The agreement expires in April 2023 but prevailing GM Financial existing term notes will remain. The notes are payable in aggregate monthly installments of $4,676, including interest at rates ranging from 5.89% to 7.29% per annum, mature at various dates from October 2027 to May of 2028, and are secured by the related vehicles. Two of the notes are personally guaranteed by a co-founder.	251,209	94,890
Total	$510,475	$2,127,464
Less unamortized debt issuance costs and discount	—	(1,196,843)
Less current portion	(71,426)	(51,135)
Less note payable in default (paid April 2022)	—	(100,000)
Long-term debt, net of unamortized debt discount and current portion	$439,049	$779,486

Future maturities of long-term debt are as follows:

Years ending December 31,
2023	$71,426
2024	77,226
2025	82,237
2026	73,963
2027	55,305
Thereafter	150,318
Total	$510,475